Label	Element	Value
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Flexible Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Flexible Cap Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Flexible Cap Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 109 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-117 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities or instruments (
i.e
., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2020 was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 50 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 109 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-117 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in small-, mid- and large-cap issuers. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth of capital. The Investment Adviser uses a combination of fundamental research and quantitative factors to achieve its investment objective. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to identify high-quality businesses with sustainable growth prospects, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors with traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process.
Investments will be further evaluated for their exposures to quantitative factors, such as, for example, valuation, profitability and volatility, to seek to enhance the Fund’s risk adjusted returns. Risk management, portfolio construction and sizing of positions will be informed by portfolio-level quantitative factor considerations. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.
The Fund may invest up to 20% of its Net Assets in fixed income securities (including high yield fixed income securities), such as government, corporate and bank debt obligations.
The Fund’s benchmark index is the S&P 500
®
Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Foreign and Emerging Countries Risk.
  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.
Investment Style Risk.
  Different investment styles (
e.g
., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  Fund's  net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the  Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the  Fund's  current expenses being allocated over a smaller asset base, leading to an increase in the  Fund's  expense ratio.
Market Risk
.
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Mid-Cap and Small-Cap Risk.
  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Portfolio Turnover Rate Risk.
  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
Stock Risk.
  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index.

Through August 31, 2017, the Fund had been known as the Goldman Sachs Flexible Cap Growth Fund, and certain of its principal investment strategies differed. Performance information set forth below reflects the performance resulting from the Fund’s former strategies prior to that date.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at

www.gsamfunds.com/performance
or by calling the appropriate phone number on the back cover of the Prospectus.
The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor, Class R and Class R6 Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (CLASS A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The total return illustrated in the table above for the 9-month period ended September 30, 2020 was 7.29%.
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	17.17%	March 31, 2012
Worst Quarter Return	-16.64%	September 30, 2011

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Investor and Class R6 Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Flexible Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.55%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	$ 643
3 Years	rr_ExpenseExampleYear03	1,117
5 Years	rr_ExpenseExampleYear05	1,617
10 Years	rr_ExpenseExampleYear10	$ 2,987
2010	rr_AnnualReturn2010	14.30%
2011	rr_AnnualReturn2011	(5.24%)
2012	rr_AnnualReturn2012	18.91%
2013	rr_AnnualReturn2013	33.15%
2014	rr_AnnualReturn2014	13.23%
2015	rr_AnnualReturn2015	1.79%
2016	rr_AnnualReturn2016	1.78%
2017	rr_AnnualReturn2017	32.93%
2018	rr_AnnualReturn2018	(5.85%)
2019	rr_AnnualReturn2019	31.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.64%)
1 Year	rr_AverageAnnualReturnYear01	24.01%
5 Years	rr_AverageAnnualReturnYear05	9.96%
10 Years	rr_AverageAnnualReturnYear10	12.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Flexible Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.80%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.71%
1 Year	rr_ExpenseExampleYear01	$ 274
3 Years	rr_ExpenseExampleYear03	826
5 Years	rr_ExpenseExampleYear05	1,504
10 Years	rr_ExpenseExampleYear10	3,314
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	826
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,504
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,314
1 Year	rr_AverageAnnualReturnYear01	28.94%
5 Years	rr_AverageAnnualReturnYear05	10.38%
10 Years	rr_AverageAnnualReturnYear10	11.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Flexible Cap Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.43%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	$ 2,194
1 Year	rr_AverageAnnualReturnYear01	31.69%
5 Years	rr_AverageAnnualReturnYear05	11.61%
10 Years	rr_AverageAnnualReturnYear10	13.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Flexible Cap Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.55%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	$ 2,321
1 Year	rr_AverageAnnualReturnYear01	31.48%
5 Years	rr_AverageAnnualReturnYear05	11.47%
10 Years	rr_AverageAnnualReturnYear10	12.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Flexible Cap Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.55%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	$ 123
3 Years	rr_ExpenseExampleYear03	676
5 Years	rr_ExpenseExampleYear05	1,256
10 Years	rr_ExpenseExampleYear10	$ 2,831
1 Year	rr_AverageAnnualReturnYear01	30.88%
5 Years	rr_AverageAnnualReturnYear05	10.92%
10 Years	rr_AverageAnnualReturnYear10	12.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Flexible Cap Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.42%
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	1.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	933
10 Years	rr_ExpenseExampleYear10	$ 2,183
1 Year	rr_AverageAnnualReturnYear01	31.68%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.61%	[3]
10 Years	rr_AverageAnnualReturnYear10	13.14%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[3]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Flexible Cap Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.38%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	9.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Flexible Cap Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.34%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	9.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Flexible Cap Fund | S&P 500® Index (Total Return, Unhedged, USD) (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.69%	[3]
10 Years	rr_AverageAnnualReturnYear10	13.55%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[3]

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2021, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[3]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.